SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 06, 2022	Mar. 31, 2022	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2022
Property, Plant and Equipment [Line Items]
Cash equivalent					$ 17,200,000	$ 17,100,000
Concentration of credit risk amount					$ 41,600,000
Number of securities included in computation of basic earnings per share			388,919	390,710	388,992	17,694
Exercise price					$ 0
Stockholders' Equity Note, Stock Split		1 for 20 to 1 for 80
Board Of Directors [Member]
Property, Plant and Equipment [Line Items]
Stockholders' Equity Note, Stock Split	1 for 80	1 for 80
Series D Preferred Stock Redemption [Member]
Property, Plant and Equipment [Line Items]
Restricted cash							$ 5,250,000
Warrant [Member]
Property, Plant and Equipment [Line Items]
Number of securities included in computation of basic earnings per share						327,338
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment					3 years
Estimated useful life of intangible assets					3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment					10 years
Estimated useful life of intangible assets					20 years